Related Parties Balances and Transactions - Schedule of Related Parties Balances and Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Other receivables		$ 3	$ 3
Payables		46	35
Stockholders' loans		166	147
R&D Subcontractors		93	25
Rent and Maintenance	[1]	15	20
Interest expenses		$ 9	$ 4

[1]	During 2019 the Company used an office facility and received office services from a related party for no consideration. The Company recorded a capital reserve for transaction for with related parties in respect of the benefit received.